Related Parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	8,934,704
Total exercisable grant costs, including taxes	R$ 244,295
Accumulated recognized exercisable grant costs	(64,523)
Accumulated unrecognized exercisable grant costs	R$ 179,772
Restricted Stock Award [Member] | Grant Date, April 4, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 4, 2018
Number of shares granted (Quantity) | shares	6,658
Vesting period	2023
Market price of shares on the grant date | R$ / shares	R$ 34.35
Total exercisable grant costs, including taxes	R$ 427
Accumulated recognized exercisable grant costs	(406)
Accumulated unrecognized exercisable grant costs	R$ 21
Restricted Stock Award [Member] | Grant Date, September 19, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 19, 2018
Number of shares granted (Quantity) | shares	80,000
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 19.58
Total exercisable grant costs, including taxes	R$ 2,675
Accumulated recognized exercisable grant costs	(1,895)
Accumulated unrecognized exercisable grant costs	R$ 780
Restricted Stock Award [Member] | Grant Date, September 24, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 24, 2018
Number of shares granted (Quantity) | shares	80,000
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 18.4
Total exercisable grant costs, including taxes	R$ 2,528
Accumulated recognized exercisable grant costs	(1,791)
Accumulated unrecognized exercisable grant costs	R$ 737
Restricted Stock Award [Member] | Grant Date, April 3, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2019
Number of shares granted (Quantity) | shares	74,916
Vesting period	2023 and 2024
Market price of shares on the grant date | R$ / shares	R$ 23.25
Total exercisable grant costs, including taxes	R$ 3,264
Accumulated recognized exercisable grant costs	(2,758)
Accumulated unrecognized exercisable grant costs	R$ 506
Restricted Stock Award [Member] | Grant Date, September 2, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 2, 2019
Number of shares granted (Quantity) | shares	320,000
Vesting period	2025
Market price of shares on the grant date | R$ / shares	R$ 16.42
Total exercisable grant costs, including taxes	R$ 9,013
Accumulated recognized exercisable grant costs	(5,007)
Accumulated unrecognized exercisable grant costs	R$ 4,006
Restricted Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	182,853
Vesting period	2023 to 2025
Market price of shares on the grant date | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 4,267
Accumulated recognized exercisable grant costs	(3,064)
Accumulated unrecognized exercisable grant costs	R$ 1,203
Restricted Stock Award [Member] | Grant Date, September 16, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 16, 2020
Number of shares granted (Quantity) | shares	300,000
Vesting period	2026
Market price of shares on the grant date | R$ / shares	R$ 23.03
Total exercisable grant costs, including taxes	R$ 11,793
Accumulated recognized exercisable grant costs	(4,586)
Accumulated unrecognized exercisable grant costs	R$ 7,207
Restricted Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Number of shares granted (Quantity) | shares	425,422
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 21
Total exercisable grant costs, including taxes	R$ 16,705
Accumulated recognized exercisable grant costs	(9,744)
Accumulated unrecognized exercisable grant costs	R$ 6,961
Restricted Stock Award [Member] | Grant Date, September 22, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 22, 2021
Number of shares granted (Quantity) | shares	1,000,000
Vesting period	2027
Market price of shares on the grant date | R$ / shares	R$ 14.17
Total exercisable grant costs, including taxes	R$ 24,363
Accumulated recognized exercisable grant costs	(5,543)
Accumulated unrecognized exercisable grant costs	R$ 18,820
Restricted Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	777,065
Vesting period	2025
Market price of shares on the grant date | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 20,573
Accumulated recognized exercisable grant costs	(5,143)
Accumulated unrecognized exercisable grant costs	R$ 15,430
Restricted Stock Award [Member] | Grant Date, September 21, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 21, 2022
Number of shares granted (Quantity) | shares	2,640,000
Vesting period	2032
Market price of shares on the grant date | R$ / shares	R$ 12.98
Total exercisable grant costs, including taxes	R$ 64,048
Accumulated recognized exercisable grant costs	(2,135)
Accumulated unrecognized exercisable grant costs	R$ 61,913
Restricted Stock Award [Member] | Grant Date, December 7, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	December 7, 2022
Number of shares granted (Quantity) | shares	1,500,000
Vesting period	2032
Market price of shares on the grant date | R$ / shares	R$ 13.47
Total exercisable grant costs, including taxes	R$ 38,125
Accumulated recognized exercisable grant costs	(318)
Accumulated unrecognized exercisable grant costs	R$ 37,807
Performance Stock Award [Member] | Grant Date, April 3, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2019
Number of shares granted (Quantity) | shares	37,458
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 23.25
Total exercisable grant costs, including taxes	R$ 1,619
Accumulated recognized exercisable grant costs	(1,214)
Accumulated unrecognized exercisable grant costs	R$ 405
Performance Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	276,580
Vesting period	2023 to 2025
Market price of shares on the grant date | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 6,440
Accumulated recognized exercisable grant costs	(4,854)
Accumulated unrecognized exercisable grant costs	R$ 1,586
Performance Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Number of shares granted (Quantity) | shares	454,520
Vesting period	2024
Market price of shares on the grant date | R$ / shares	R$ 21
Total exercisable grant costs, including taxes	R$ 17,824
Accumulated recognized exercisable grant costs	(10,864)
Accumulated unrecognized exercisable grant costs	R$ 6,960
Performance Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	779,232
Vesting period	2025
Market price of shares on the grant date | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 20,631
Accumulated recognized exercisable grant costs	(5,201)
Accumulated unrecognized exercisable grant costs	R$ 15,430